Condensed Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Cash Flows From Operating Activities:
Net loss	$ (3,250,711)	$ (1,098,461)	$ (6,864,676)	$ (2,410,673)
Adjustments to reconcile net loss to cash used in operating activities:
Extinguishment of note payable		233,240		32,316
Accrued interest		28,519	156,619	13,684
Change in fair value of warrant liability	(3,813,000)
Amortization of debt discount			288,631	68,453
Stock-based compensation	3,591,565		1,977,155	624,052
Inducement expense	298,714		802,109
Amortization of intangible assets	136,640		120,872
Change in operating assets and liabilities:
Prepaid expenses and other current assets	(66,208)	(49,588)	(636,497)	104,340
Accounts payable and accrued liabilities	(59,278)	(7,632)	267,002	919,968
Net cash used in operating activities	(3,162,278)	(893,922)	(3,888,785)	(647,860)
Cash Flows From Investing Activities:
Purchase of Tikkun Pharma license agreement			(44,143)
Purchase of license agreement	(675,000)
Net cash used in investing activities	(675,000)		(44,143)
Cash Flows From Financing Activities:
Proceeds from sale of common stock, net of offering costs	21,614,488
Proceeds from convertible notes payable		50,000	50,000	300,000
Proceeds from note payable		1,319,910	1,812,410	238,000
Repayment of note payable		(157,714)	(191,640)
Proceeds from warrant exercises	3,267,245
Advances from related party				22,000
Offering and Reverse Merger proceeds			3,372,500
September 2020 private placement			227,500
December 2020 private placement			260,500
Net cash provided by financing activities	24,881,733	1,212,196	5,531,270	560,000
Effect of foreign exchange rate on cash	34,235	(86,677)	(63,596)	17,903
Net increase (decrease) in cash	21,078,690	231,597	1,534,746	(69,957)
Cash - beginning of period	1,578,460	43,714	43,714	113,671
Cash - end of period	22,657,150	275,311	1,578,460	43,714
Supplemental non-cash financing activities:
Beneficial conversion feature issued with note payable			17,851
Warrants issued in conjunction with notes payable issuances		17,851	32,149	24,875
Shares of common stock issued for note payable extensions		32,149
Shares of common stock issued for accounts payable		$ 173,482	756,523
Common stock issued in conjunction with note payable modification			101,713	22,266
Notes payable issued to consultant for prepaid services				150,000
Conversion of related party advances and notes payable into common stock			679,569
Common stock issued for skincare license			$ 1,900,546